Foreclosed Real Estate - Schedule of Summary of Foreclosed Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Balance, beginning of year	$ 19,487,185	$ 18,151,601
Additions	2,528,972	3,371,256
Capitalized expenses	730,685	449,679
Writedowns	(703,478)	(763,358)
Sales	(621,977)	(163,281)
Internally financed sales	(590,368)	(1,708,011)
Deferred gain on sale	(41,430)	187,292
Loss on sale of foreclosed assets	(325,609)	(37,993)
Balance, end of year	$ 20,463,980	$ 19,487,185